Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued legal		$ 145	$ 149
Accrued management bonus		50	$ 81
Accrued Directors' Compensation		36
Accrued stock transfer agent fees		27
Accrued accounting		23
Accrued interest		14	$ 39
Accrued product recall		0	60
Accrued other		47	36
Accrued expenses	$ 154	$ 342	$ 365